                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
                                               ---------------------------------

Check here if Amendment  / /; Amendment Number:_________________________________
  This Amendment (Check only one.):      / /   is a restatement.
                                         / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Woodland Partners LLC
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Address:       60 South Sixth Street, Suite 3750
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               Minneapolis, Minnesota 55402
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Form 13F File Number:  28- 5982
                          ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard J. Rinkoff
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Title:         Managing Partner
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Phone:         (612) 359-4185
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Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff      Minneapolis, Minnesota        February 5, 2001
-------------------------   -------------------------      ---------------------
[Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           48
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 341,924
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7            COLUMN 8
-----------------------  --------  ---------  --------  -----------------------   ----------  --------  ----------------------------
                          TITLE                VALUE     SHRS OR     SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       OF CLASS    CUSIP    (x$1000)   PRN AMT     PRN   CALL   DISCRETION  MANAGERS   SOLE      SHARED     NONE
-----------------------  --------  ---------  --------  ----------  -----  ----   ----------  --------  -------  ---------  --------
                                                                                                                               --
ACNielsen Corp.           COMMON   004833109  $ 18,125     500,000    SH             SOLE               423,200     76,800
Aetrium                   COMMON   00817R103  $  1,659     603,300    SH             SOLE               508,300     95,000
Albany International      COMMON   012348108  $  1,883     140,100    SH             SOLE               118,500     21,600
Alberto Culver            COMMON   013068200  $  4,919     135,000    SH             SOLE               114,200     20,800
Allete                    COMMON   018522102  $  8,064     325,000    SH             SOLE               275,000     50,000
Alliant Techsystems       COMMON   018804104  $ 13,597     203,700    SH             SOLE               172,200     31,500
Argosy Gaming Co.         COMMON   040228108  $  6,589     343,400    SH             SOLE               290,400     53,000
Binks Sames Corp.         COMMON   79587E104  $  2,228     206,100    SH             SOLE               170,900     35,200
Brunswick Corp.           COMMON   117043109  $  6,974     424,300    SH             SOLE               359,200     65,100
CNA Surety Corp.          COMMON   12612L108  $    428      30,000    SH             SOLE                25,300      4,700
Coinstar Inc.             COMMON   129603106  $  2,829     185,500    SH             SOLE               156,900     28,600
Cytec Industries          COMMON   232820100  $  3,558      89,100    SH             SOLE                75,400     13,700
Damark International Inc. COMMON   235691102  $  3,534     595,300    SH             SOLE               503,500     91,800
Digi International        COMMON   253798102  $  2,545     415,500    SH             SOLE               351,200     64,300
Dollar Thrifty            COMMON   256743105  $  5,156     275,000    SH             SOLE               232,600     42,400
Donaldson                 COMMON   257651109  $ 11,247     404,400    SH             SOLE               342,400     62,000
Ferro Corp.               COMMON   315405100  $ 11,654     506,700    SH             SOLE               429,100     77,600
Fortune Brands            COMMON   349631101  $ 13,104     436,800    SH             SOLE               369,400     67,400
GATX Corp.                COMMON   361448103  $ 13,995     280,600    SH             SOLE               237,300     43,300
Graco Inc.                COMMON   384109104  $ 15,896     384,200    SH             SOLE               325,000     59,200
H.B. Fuller Company       COMMON   359694106  $ 14,140     358,400    SH             SOLE               301,400     57,000
Hasbro Inc.               COMMON   418056107  $  5,047     475,000    SH             SOLE               401,800     73,200
Herman Miller Inc.        COMMON   600544100  $ 13,133     456,800    SH             SOLE               386,500     70,300
International Multifoods  COMMON   460043102  $ 14,509     714,300    SH             SOLE               596,500    117,800
Key Energy Systems        COMMON   492914106  $  2,610     250,000    SH             SOLE               211,100     38,900
Lodgenet                  COMMON   540211109  $  4,521     256,500    SH             SOLE               217,500     39,000
Material Sciences         COMMON   576674105  $  7,165     932,000    SH             SOLE               788,000    144,000
Miami Computer Supplies   COMMON   55270M108  $  5,904     276,200    SH             SOLE               233,700     42,500
Navistar International    COMMON   63934E108  $  4,208     160,700    SH             SOLE               135,900     24,800


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
       COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7            COLUMN 8
-----------------------  --------  ---------  --------  -----------------------   ----------  --------  ----------------------------
                          TITLE                VALUE     SHRS OR     SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       OF CLASS    CUSIP    (x$1000)   PRN AMT     PRN   CALL   DISCRETION  MANAGERS   SOLE      SHARED     NONE
-----------------------  --------  ---------  --------  ----------  -----  ----   ----------  --------  -------  ---------  --------

Nuevo Energy Co.          COMMON   670509108  $  4,675     270,000    SH             SOLE               228,400     41,600
Ogden Corp.               COMMON   676346109  $ 11,213     729,300    SH             SOLE               617,500    111,800
Ontrack Data Int'l.       COMMON   683372106  $  2,909     434,900    SH             SOLE               367,400     67,500
Pennzoil Quaker State     COMMON   709323109  $  7,563     587,400    SH             SOLE               496,800     90,600
Pittston Brinks Group     COMMON   725701106  $  7,652     385,000    SH             SOLE               325,700     59,300
Plato Learning Corp.      COMMON   72764Y100  $  1,396      92,700    SH             SOLE                77,000     15,700
Polaris                   COMMON   731068102  $ 14,545     365,900    SH             SOLE               309,500     56,400
Rayonier Inc.             COMMON   754907103  $  2,468      62,000    SH             SOLE                52,500      9,500
Regis Corp.               COMMON   758932107  $  7,054     486,500    SH             SOLE               411,800     74,700
Reynolds & Reynolds       COMMON   761695105  $  8,039     397,000    SH             SOLE               335,800     61,200
Rochester Medical         COMMON   771497104  $  2,270     453,900    SH             SOLE               384,700     69,200
SPX Corp.                 COMMON   784635104  $  9,520      88,000    SH             SOLE                74,400     13,600
TCF Financial             COMMON   872275102  $ 14,175     318,100    SH             SOLE               269,100     49,000
Toro Co.                  COMMON   891092108  $  8,838     240,900    SH             SOLE               203,900     37,000
Tower Automotive          COMMON   891707101  $  3,717     413,000    SH             SOLE               347,700     65,300
U.S. Industries           COMMON   912080108  $  7,652     956,480    SH             SOLE               805,480    151,000
United Stationers         COMMON   913004107  $  4,550     182,900    SH             SOLE               154,800     28,100
Valuevision Int'l. Inc.   COMMON   92047K107  $  1,636     129,600    SH             SOLE               109,500     20,100
Vicorp Restaurants        COMMON   925817108  $  2,831     159,508    SH             SOLE               136,865     22,643

TOTALS                                        $341,924  17,116,988                                   14,461,245  2,655,743


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